John Hancock Funds III
601 Congress Street
Boston, MA 02210

July 25, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: John Hancock Funds III (the "Trust")
File Nos. 333-125838; 811-21777

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the Prospectus and the Statement of Additional Information for the John Hancock Rainier Growth Fund Class T shares dated August 1, 2008, contain no changes from the form of Prospectuses and Statement of Additional Information contained in Post-effective Amendment No. 10 filed electronically with the Commission on July 18, 2008, via EDGAR.

If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Alfred P. Ouellette at 617-663-4324.

Sincerely, /s/ David D. Barr____________ David D. Barr Assistant Secretary and Counsel